Summary of Significant Accounting Policies - Aircraft Held for Sale (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment [Roll Forward]
Aircraft held for sale as of December 31, 2024	$ 23,449
Aircraft held for sale as of December 31, 2025	83,093
Gulfstream GIV Aircrafts | Disposal Group, Held-for-Sale, Not Discontinued Operations
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment [Roll Forward]
Aircraft held for sale as of December 31, 2024	11,871
Aircraft held for sale sold	(8,650)
Aircraft reclassified to held for sale	1,239
Loss due to fair value adjustments	(1,039)
Aircraft held for sale as of December 31, 2025	$ 3,421